Acquisition (Details)	May 13, 2025 USD ($) shares
Asset Purchase Agreement [Member]
Acquisitions [Line Items]
Equity consideration	$ 6,830,358
Legal and advisory fees	$ 127,098
Amortized estimated useful life	10 years
Asset Purchase Agreement [Member]
Acquisitions [Line Items]
Purchase consideration amount	$ 6,957,456
Common Stock [Member] | Asset Purchase Agreement [Member]
Acquisitions [Line Items]
Issued shares of Common Stock (in Shares) | shares	4,065,689